Inventories	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
INVENTORIES

Note 7 – INVENTORIES

At December 31, 2018 and 2017, inventories consisted of the following:

	December 31, 2018	December 31, 2017
Raw materials	$5,029,535	$2,833,317
Work in process	8,586,643	7,446,080
Finished goods	146,781	-
	13,762,959	10,279,397
Less: write-down of inventories	-	-
Inventories	$13,762,959	$10,279,397

Certain inventories have been pledged to obtain short term loans. See Note 12 for details.

During the year ended December 31, 2018, inventories in the amount of $1,566,314 were transferred into properties and equipment as the Company changed the use of the inventories into productive assets.